Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom 2020 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 654
3 Years	822
5 Years	1,004
10 Years	1,530
Fidelity Advisor Freedom 2020 Fund - Class C
Expense Example, No Redemption:
1 Year	160
3 Years	496
5 Years	855
10 Years	1,666
Fidelity Advisor Freedom 2020 Fund - Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Freedom 2020 Fund - Class I
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	714
Fidelity Advisor Freedom 2020 Fund - Class Z
Expense Example, No Redemption:
1 Year	51
3 Years	160
5 Years	280
10 Years	$ 628